Long-Term Debt Long-Term Debt (Term Loan) (Details) - Term Loan [Member]		3 Months Ended
	Mar. 31, 2016 USD ($)	Sep. 30, 2016	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt face amount	$ 2,035,000,000.000								$ 1,243,000,000	$ 0
Leverage ratio, certain acquisitions (not more than)	6.0
Leverage ratio, certain acquisitions threshold (in excess of)	$ 50,000,000
Scenario, Forecast [Member]
Debt Instrument [Line Items]
Leverage ratio (not more than)			5.5	5.75	6.0	6.25	6.5	6.75
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%	2.75%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%	3.00%
Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%	1.75%
Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%	2.00%